UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nebula Capital Management, LP

Address:   595 Summer Street
           Stamford, CT  06901


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Aleem Mawji
Title:  President of NCM-S Corp., the general partner
Phone:  203-930-3103

Signature,  Place,  and  Date  of  Signing:

/s/ Aleem Mawji                    Stamford, CT                       2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      112,512
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ACCRETIVE HEALTH INC           COM            00438V103      117   10,100 SH       SOLE                   X      0    0
AMERISOURCEBERGEN CORP         COM            03073E105    5,896  136,553 SH       SOLE                   X      0    0
AMTRUST FINANCIAL SERVICES INC COM            032359309      781   27,232 SH       SOLE                   X      0    0
AUTOZONE INC                   COM            053332102    3,629   10,240 SH       SOLE                   X      0    0
BABCOCK & WILCOX CO            COM            05615F102    3,608  137,715 SH       SOLE                   X      0    0
BANK OF NEW YORK MELLON CORP   COM            064058100      732   28,500 SH       SOLE                   X      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW       084670702    6,019   67,100 SH       SOLE                   X      0    0
CME GROUP INC                  COM            12572Q105      747   14,750 SH       SOLE                   X      0    0
COCA COLA CO                   COM            191216100    4,575  126,200 SH       SOLE                   X      0    0
CONSOLIDATED EDISON INC        COM            209115104    2,122   38,200 SH       SOLE                   X      0    0
COOPER COMPANIES INC           COM NEW        216648402    1,378   14,900 SH       SOLE                   X      0    0
DUNKIN' BRANDS GROUP INC       COM            265504100    3,136   94,500 SH       SOLE                   X      0    0
FAMILY DOLLAR STORES INC       COM            307000109    4,439   70,000 SH       SOLE                   X      0    0
FISERV INC                     COM            337738108    6,354   80,400 SH       SOLE                   X      0    0
LIFE TECHNOLOGIES CORP         COM            53217V109      843   17,200 SH       SOLE                   X      0    0
MCDONALDS CORP                 COM            580135101    8,777   99,500 SH       SOLE                   X      0    0
MICROSOFT CORP                 COM            594918104    8,061  301,800 SH       SOLE                   X      0    0
MONDELEZ INTERNATIONAL INC     CL A           609207105    2,701  106,100 SH       SOLE                   X      0    0
NEWS CORP                      CL A           65248E104    1,361   53,350 SH       SOLE                   X      0    0
NIELSEN HOLDINGS N V           COM            N63218106    2,365   77,300 SH       SOLE                   X      0    0
ORACLE CORP                    COM            68389X105    7,061  211,900 SH       SOLE                   X      0    0
PEPSICO INC                    COM            713448108    4,208   61,500 SH       SOLE                   X      0    0
PRAXAIR INC                    COM            74005P104      580    5,300 SH       SOLE                   X      0    0
ROCKWELL COLLINS INC           COM            774341101    2,740   47,100 SH       SOLE                   X      0    0
SALLY BEAUTY HOLDINGS INC      COM            79546E104    1,280   54,300 SH       SOLE                   X      0    0
SOUTHERN CO                    COM            842587107    9,677  226,050 SH       SOLE                   X      0    0
TFS FINANCIAL CORP             COM            87240R107       55    5,700 SH       SOLE                   X      0    0
VSE CORP                       COM            918284100      800   32,650 SH       SOLE                   X      0    0
WAL-MART STORES INC            COM            931142103    5,261   77,100 SH       SOLE                   X      0    0
WASTE MANAGEMENT INC DEL       COM            94106L109    3,317   98,300 SH       SOLE                   X      0    0
WESTAR ENERGY INC              COM            95709T100    3,719  129,935 SH       SOLE                   X      0    0
WORLD FUEL SERVICES CORP       COM            981475106    1,620   39,349 SH       SOLE                   X      0    0
GRAINGER W W INC               COM            384802104    4,553   22,500 SH       SOLE                   X      0    0
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